Annual Fund Operating Expenses	Jul. 25, 2025
T. Rowe Price Floating Rate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.61%
T. Rowe Price Total Return ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Other Expenses (as a percentage of Assets):
Expenses (as a percentage of Assets)	0.31%
T. Rowe Price U.S. High Yield ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Other Expenses (as a percentage of Assets):
Expenses (as a percentage of Assets)	0.56%
T. Rowe Price Ultra Short-Term Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):
Expenses (as a percentage of Assets)	0.17%